Valuation of derivatives, interest cost from labor obligations and other financial items, net (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Valuation of Derivatives and Other Financial Items
For the years ended December 31, 2018, 2019 and 2020, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2018		2019		2020
Controlling interest:
(Loss) gain in valuation of derivatives, net	Ps.	(4,686,407)	Ps.	4,432,023	Ps.	12,378,193
Capitalized interest expense (Note 10 b)		2,020,288		2,233,358		1,771,613
Commissions		(1,901,473)		(2,820,477)		(1,135,082)
Interest cost of labor obligations (Note 18)		(9,968,526)		(11,377,054)		(13,105,693)
Interest expense on taxes		(555,921)		(516,522)		(59,032)
Dividend received (Note 4)		2,605,333		1,773,336		2,122,826
Gain on net monetary positions		4,429,145		4,267,194		3,262,512
Other financial cost		(2,118,755)		(5,067,200)		(3,944,229)

Total	Ps.	(10,176,316)	Ps.	(7,075,342)	Ps.	1,291,108